Financial instruments - Fair Value and Amortized Cost (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTOCI		$ 80,431	$ 73,261	$ 56,366
Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, FVTPL	$ (138,980)		(21,782)
Financial liabilities, Total	(138,980)		(21,782)
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(18,521)		(16,227)
Financial liabilities, Total	(18,521)		(16,227)
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(425,410)		(380,370)
Financial liabilities, Total	(425,410)		(380,370)
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(54,991)		(33,001)
Financial liabilities, Total	(54,991)		(33,001)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(963,456)		(914,015)
Financial liabilities, Total	(963,456)		(914,015)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	131,730		141,456
Financial assets, Total	131,730		141,456
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	54,239		389,899
Financial assets, Total	54,239		389,899
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTOCI			73,261
Financial assets, Total			73,261
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets, Amortized Cost	298,493		242,926
Financial assets, Total	$ 298,493		$ 242,926